Share-based compensation - Changes in stock options (Details)					1 Months Ended						12 Months Ended
	Aug. 14, 2019 shares	Jul. 08, 2019 shares	Jun. 10, 2019 shares	May 13, 2019 shares	Dec. 31, 2020 shares $ / shares	Nov. 30, 2020 shares	Aug. 31, 2020 shares	Jun. 30, 2020 shares	Mar. 31, 2020 shares	Feb. 29, 2020 shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of options outstanding - beginning of period (in shares) | shares											1,692,347	1,546,700
Number of options granted (in shares) | shares											65,050	601,347
Number of options forfeited (in shares) | shares											(48,325)	(21,000)
Number of options exercised (in shares) | shares	(6,900)	(34,800)	(6,900)	(386,100)	(32,052)	(3,277)	(90,000)	(50,000)	(13,800)	(2,300)	(192,431)	(434,700)
Number of options outstanding - end of period (in shares) | shares					1,516,641						1,516,641	1,692,347
Number of options exercisable (in shares) | shares					917,162						917,162	943,300
Weighted average exercise price, options outstanding - beginning of period (in cad per share) | $ / shares											$ 5.41	$ 0.98
Weighted average exercise price, options granted (in cad per share) | $ / shares											29.04	13.59
Weighted average exercise price, options forfeited (in cad per share) | $ / shares											10.19	2.14
Weighted average exercise price, options exercised (in cad per share) | $ / shares											1.77	1.13
Weighted average exercise price, options outstanding - end of period (in cad per share) | $ / shares					$ 6.73						6.73	5.41
Weighted average exercise price, options exercisable (in cad per share) | $ / shares					$ 2.38						$ 2.38	$ 0.99